PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4: PROPERTY AND EQUIPMENT, NET

	December 31,
	2022	2021
Computer, software, and electronic equipment	$12,569	$8,095
Office furniture and equipment	6,926	4,458
Leasehold improvements	13,289	6,700
Capitalized internal software development costs	10,597	5,666
Capital leases	254	254
Property and equipment, gross	43,635	25,173
Less accumulated depreciation and amortization	$(9,219)	$(5,574)
Property and equipment, net	$34,416	$19,599

Depreciation and amortization expense was $5,913, $2,746 and $1,888, for the years ended December 31, 2022, 2021 and 2020, respectively.

During the years ended December 31, 2022, 2021 and 2020 no material capital losses were recorded.

The Company capitalized costs related to the development of internal-use software of $4,931, $3,702 and $1,499, for the years ended December 31, 2022, 2021 and 2020, respectively. Amortization of capitalized software development costs was $1,492, $547 and $232 for the years ended December 31, 2022, 2021 and 2020, respectively. The net carrying value of capitalized internal-use software was $8,233, $4,793 and $1,638 as of December 31, 2022, 2021 and 2020, respectively.